SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Common Stock Subject to Possible Redemption (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 68,217,016		$ 68,217,016			$ 284,449,019	$ 281,520,000
Remeasurement of Class A Common Stock to redemption value	2,410,447	$ 141,596	4,763,810	$ 141,596
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 68,217,016		$ 68,217,016		$ 286,802,382	$ 284,449,019	$ 281,520,000